Restructuring and Related Charges (Tables)	12 Months Ended
Jun. 30, 2012
Restructuring and Related Charges.
Schedule of various restructuring plans

The adjustments to the accrued restructuring expenses related to all of the Company’s restructuring plans described below for the twelve months ended June 30, 2012 were as follows:

				Non-cash
	Balance	Fiscal		Settlements	Balance
	July 2,	Year 2012	Cash	and Other	June 30,
	2011	Charges	Settlements	Adjustments	2012
CommTest Operation and Repair Outsourcing Restructuring Plan	$—	$4.3	$(0.4)	$—	$3.9
AOT Business Consolidation Plan	—	0.8	—	—	0.8
CommTest Manufacturing Support Consolidation Plan (Workforce Reduction)	—	2.8	(0.3)	—	2.5
CommTest Solutions Business Restructuring Plan (Workforce Reduction)	—	1.7	(1.5)	—	0.2
CommTest Germantown Tower Restructuring Plan (Lease Costs)	—	0.6	(0.1)	—	0.5
CCOP Fiscal Q1 2012 Plan (Workforce Reduction)	—	1.1	(1.1)	—	—
CommTest Sales Rebalancing Restructuring Plan (Workforce Reduction)	4.5	(0.9)	(3.6)	—	—
CommTest Market Rebalancing Restructuring Plan
Workforce Reduction	$3.6	$(0.3)	$(3.2)	$—	$0.1
Facilities and Equipment	—	0.7	(0.7)	—	—
Lease Costs	—	1.0	(0.2)	0.1	0.9
Total CommTest Market Rebalancing Restructuring Plan	$3.6	$1.4	$(4.1)	$0.1	$1.0
CommTest US Manufacturing Outsourcing Restructuring Plan (Lease Costs)	1.8	(0.1)	(0.8)	0.2	1.1
CommTest Germany Restructuring Plan (Workforce Reduction)	3.3	0.7	(1.0)	(0.6)	2.4
Other plans
Workforce Reduction	1.0	—	(0.8)	(0.1)	0.1
Facilities and Equipment	—	0.9	(0.9)	—	—
Lease Costs	1.2	(0.8)	(0.3)	—	0.1
Total other plans	$2.2	$0.1	$(2.0)	$(0.1)	$0.2
Total	$15.4	$12.5	$(14.9)	$(0.4)	$12.6

Ottawa Lease Exit Costs	5.9	0.1	(1.2)	(0.2)	4.6